Shareholders’ Equity (Tables)	12 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
Schedule of Dividend Distribution

Dividend Distribution

	Year ended March 31,
	2026	2025	2024

Declared and paid during the financial year ended

Dividends on ordinary shares: Interim exempt (one-tier) dividends of Nil (March 31, 2025: Nil and March 31, 2024: $1.98 cents) per share	$-	$-	$(292,500)